Condensed Balance Sheets - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current Assets:
Cash	$ 4,633,046	$ 398,391	$ 1,539,809
Accounts Receivable, net	157,354	288,236	280,222
Note Receivable, net	500,000	0	0
Inventory	200,973	187,241	20,129
Prepaid Assets	29,017	36,056	38,687
Total Current Assets	5,520,390	909,924	1,878,847
Other Assets:
Property and Equipment, net	558,310	564,933	714,754
Intangible Assets, net	237,365	226,450	167,644
Investment in Joint Venture	500	500	9,222
Prepaid Stock Compensation	165,208	167,562	418,547
Total Other Assets	961,383	959,445	1,310,167
TOTAL ASSETS	6,481,773	1,869,369	3,189,014
Current Liabilities:
Accounts Payable	280,020	112,175	38,393
Notes Payable, net of original issue discount $55,228 at March 31, 2017 and net of original issue discount $79,886 and net of debt discount $358,280 at December 31, 2016	944,772	561,834	0
Accrued Expenses	161,781	125,116	71,523
Total Current Liabilities	1,386,573	799,125	109,916
Long-Term Liabilities
Derivative Liability	0	93,206	0
Total Long-Term Liability	0	93,206	0
TOTAL LIABILITIES	1,386,573	892,331	109,916
Stockholders' Equity
Preferred Stock, $0.001 par; 10,000,000 shares authorized; None issued and outstanding	0	0	0
Common Stock, $0.001 par; 7,500,000 shares authorized; 4,570,199 and 3,133,789 issued and outstanding at March 31, 2017 and 2016, respectively	4,570	3,135	3,120
Additional Paid-In Capital	15,795,550	10,734,857	10,640,098
Accumulated Deficit	(10,704,919)	(9,760,954)	(7,564,120)
Total Stockholders' Equity	5,095,201	977,038	3,079,098
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 6,481,773	$ 1,869,369	$ 3,189,014